<		  United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2007

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, October 15, 2007

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T, Inc.                     COM              00206R102      331     7830 SH       Sole                     7830
Anadarko Petroleum             COM              032511107    12884   239700 SH       Sole                   239700
Bayou Bend Petroleum           COM              073014102     1104   850000 SH       Sole                   850000
Consol Energy, Inc.            COM              20854P109    18884   405240 SH       Sole                   405240
Ecolab Inc.                    COM              278865100    13447   284900 SH       Sole                   284900
Exelon Corp.                   COM              30161N101      121     1600 SH       Sole                     1600
Fastenal Co.                   COM              311900104    13864   305300 SH       Sole                   305300
Gardner Denver, Inc.           COM              365558105    14063   360600 SH       Sole                   360600
General Electric Co            COM              369604103      128     3100 SH       Sole                     3100
Goldcorp Inc.                  COM              380956409    13850   453200 SH       Sole                   453200
Hathor Exploration             COM              419018106      684   660000 SH       Sole                   660000
Henry Schein Inc.              COM              806407102    19840   326100 SH       Sole                   326100
Japan Small Cap. Fd            COM              47109U104      467    45000 SH       Sole                    45000
Linear Technology              COM              535678106    19140   547000 SH       Sole                   547000
Mettler-Toledo Int'l           COM              592688105    18806   184368 SH       Sole                   184368
Paychex, Inc.                  COM              704326107    12103   295200 SH       Sole                   295200
Portfolio Recovery             COM              73640Q105    16030   302050 SH       Sole                   302050
Robert Half Int'l              COM              770323103    11802   395250 SH       Sole                   395250
St. Mary Land & Exp.           COM              792228108    34887   978050 SH       Sole                   978050
Sysco Corp.                    COM              871829107    15531   436400 SH       Sole                   436400
Tapango Resources              COM              875932105       77   150000 SH       Sole                   150000
Thompson Creek Mtls            COM              884768102     1436    65000 SH       Sole                    65000
Walgreen Co.                   COM              931422109    18537   392400 SH       Sole                   392400
Waters Corporation             COM              941848103    18103   270514 SH       Sole                   270514